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Service and Premier Shares | Treasury Instruments Portfolio
TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Service and Premier Shares - Treasury Instruments Portfolio - USD ($)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Service and Premier Shares - Treasury Instruments Portfolio		Service Shares	Premier Shares
Management Fees		0.18%	0.18%
Other Expenses	[1]	0.06%	0.06%
Transfer Agent Fees		0.02%	0.02%
Service Fees		none	none
Other Operating Expenses		0.04%	0.04%
Total Annual Portfolio Operating Expenses		0.24%	0.24%
Expense Reimbursement	[2]	(0.04%)	(0.04%)
Total Annual Portfolio Operating Expenses After Expense Reimbursement		0.20%	0.20%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2021 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Service and Premier Shares - Treasury Instruments Portfolio - USD ($)	1 Year	3 Years
Service Shares	20	73
Premier Shares	20	73

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:
  Cash; and
  Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Portfolio, and the Portfolio’s performance could trail that of other investments. The Portfolio is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Portfolio’s NAV, trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Portfolio, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. Recent and any future declines in interest rate levels could cause the Portfolio’s earnings to fall below the Portfolio’s expense ratio, resulting in a negative yield and a decline in the Portfolio’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its returns. Changes in the credit rating of a debt security or of the issuer of a debt security held by the Portfolio could have a similar effect. The Portfolio could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, credit risk and default risk, which could impede their value.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, Portfolio or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. The Portfolio and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact and cause financial losses to the Portfolio or its shareholders. Issuers of securities in which the Portfolio invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

LARGE SHAREHOLDER RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large share purchases of the Portfolio may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would. Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
PORTFOLIO PERFORMANCE
The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, the Portfolio’s performance information will be accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, and will provide some indication of the risks of investing in the Portfolio.